Submission	Aug. 05, 2025
Submission [Line Items]
Central Index Key	0002047033
Registrant Name	Maius Pharmaceutical Group Co., Ltd.
Registration File Number	333-285412
Form Type	F-4
Submission Type	F-4/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A